UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________.

Date of Report (Date of earliest event reported): __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: __________

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0001940542

TPSB 2022-FL1 Issuer Ltd and TPSB 2022-FL1 Co-Issuer LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Neil Margolies, (212) 754-1709

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 1, 2022, of KPMG LLP, obtained by the sponsor, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

EXPLANATORY NOTE:

This Form ABS-15G/A amends the Form ABS-15G filed on August 8, 2022 (SEC Accession Number: 0001539497-22-001354) (the “Original Form ABS-15G”) to file as Exhibit 99.1 hereto the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 1, 2022, of KPMG LLP, which supersedes Exhibit 99.1 to the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 1, 2022	Tilden Park Master Holdings I LP

By: Tilden Park Master Holdings GP, LLC, its general partner

	By:	/s/ Samuel Alcoff
		Name:	Samuel Alcoff
		Title:	Managing Member

Exhibit 1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 1, 2022, of KPMG LLP.